Employee Stock And Incentive Plan (Summary Of Options Outstanding And Options Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares	1,084,992
Options Outstanding, Weighted Average Remaining Life	3 years
Options Outstanding, Weighted Average Exercise Price	$ 17.06
$13.00 - 14.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 13.00
Range of prices, Upper limit	$ 14.99
Options Outstanding, Shares	327,471
Options Outstanding, Weighted Average Remaining Life	3 years 1 month 6 days
Options Outstanding, Weighted Average Exercise Price	$ 13.98
$15.00 - 15.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 15.00
Range of prices, Upper limit	$ 15.99
Options Outstanding, Shares	215,674
Options Outstanding, Weighted Average Remaining Life	4 years 1 month 6 days
Options Outstanding, Weighted Average Exercise Price	$ 15.30
$16.00 - 16.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 16.00
Range of prices, Upper limit	$ 16.99
Options Outstanding, Shares	178,298
Options Outstanding, Weighted Average Remaining Life	3 years 1 month 6 days
Options Outstanding, Weighted Average Exercise Price	$ 16.15
$17.00 - 19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 17.00
Range of prices, Upper limit	$ 19.99
Options Outstanding, Shares	164,316
Options Outstanding, Weighted Average Remaining Life	2 years 1 month 6 days
Options Outstanding, Weighted Average Exercise Price	$ 18.61
$20.00 - 23.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 20.00
Range of prices, Upper limit	$ 23.99
Options Outstanding, Shares	199,233
Options Outstanding, Weighted Average Remaining Life	1 year 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 23.57